Document and Entity Information	May 13, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	May 13, 2021
Entity Registrant Name	VERIZON COMMUNICATIONS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-8606
Entity Tax Identification Number	23-2259884
Entity Address, Address Line One	1095 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	395-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000732712
Amendment Flag	false
1.625 Notes Due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.625% Notes due 2024
Trading Symbol	VZ24B
Security Exchange Name	NYSE
4.073 Notes Due 2024 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.073% Notes due 2024
Trading Symbol	VZ24C
Security Exchange Name	NYSE
1.375 Notes Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2026
Trading Symbol	VZ26B
Security Exchange Name	NYSE
0.875 Notes Due 2027 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2027
Trading Symbol	VZ27E
Security Exchange Name	NYSE
1.375 Notes Due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.375% Notes due 2028
Trading Symbol	VZ28
Security Exchange Name	NYSE
1125 Notes Due 2028 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2028
Trading Symbol	VZ28A
Security Exchange Name	NYSE
1.875 Notes Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2029
Trading Symbol	VZ29B
Security Exchange Name	NYSE
0375 Notes Due 2029 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.375% Notes due 2029
Trading Symbol	VZ29D
Security Exchange Name	NYSE
1.250 Notes Due 2030 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.250% Notes due 2030
Trading Symbol	VZ30
Security Exchange Name	NYSE
1.875 Notes Due 2030 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2030
Trading Symbol	VZ30A
Security Exchange Name	NYSE
2.625 Notes Due 2031 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.625% Notes due 2031
Trading Symbol	VZ31
Security Exchange Name	NYSE
2.500 Notes Due 2031 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.500% Notes due 2031
Trading Symbol	VZ31A
Security Exchange Name	NYSE
0.875 Notes Due 2032 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2032
Trading Symbol	VZ32
Security Exchange Name	NYSE
0750 Notes Due 2032 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.750% Notes due 2032
Trading Symbol	VZ32A
Security Exchange Name	NYSE
1300 Notes Due 2033 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.300% Notes due 2033
Trading Symbol	VZ33B
Security Exchange Name	NYSE
0.875 Notes Due 2025 [Member]
Entity Information [Line Items]
Title of 12(b) Security	0.875% Notes due 2025
Trading Symbol	VZ25
Security Exchange Name	NYSE
3.125 Notes Due 2035 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.125% Notes due 2035
Trading Symbol	VZ35
Security Exchange Name	NYSE
1125 Notes Due 2035 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.125% Notes due 2035
Trading Symbol	VZ35A
Security Exchange Name	NYSE
3.375 Notes Due 2036 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.375% Notes due 2036
Trading Symbol	VZ36A
Security Exchange Name	NYSE
2.875 Notes Due 2038 [Member]
Entity Information [Line Items]
Title of 12(b) Security	2.875% Notes due 2038
Trading Symbol	VZ38B
Security Exchange Name	NYSE
1875 Notes Due 2038 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.875% Notes due 2038
Trading Symbol	VZ38C
Security Exchange Name	NYSE
1.500 Notes Due 2039 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.500% Notes due 2039
Trading Symbol	VZ39C
Security Exchange Name	NYSE
3.500 Fixed Rate Notes Due 2039 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.500% Fixed Rate Notes due 2039
Trading Symbol	VZ39D
Security Exchange Name	NYSE
1850 Notes Due 2040 [Member]
Entity Information [Line Items]
Title of 12(b) Security	1.850% Notes due 2040
Trading Symbol	VZ40
Security Exchange Name	NYSE
3.250 Notes Due 2026 [Member]
Entity Information [Line Items]
Title of 12(b) Security	3.250% Notes due 2026
Trading Symbol	VZ26
Security Exchange Name	NYSE
4.750 Notes Due 2034 [Member]
Entity Information [Line Items]
Title of 12(b) Security	4.750% Notes due 2034
Trading Symbol	VZ34
Security Exchange Name	NYSE
NEW YORK STOCK EXCHANGE, INC. [Member] | Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NYSE
NASDAQ/NGS (GLOBAL SELECT MARKET) [Member] | Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.10
Trading Symbol	VZ
Security Exchange Name	NASDAQ